BUSINESS COMBINATION	6 Months Ended
Jun. 30, 2021
BUSINESS COMBINATION
BUSINESS COMBINATION

4.    BUSINESS COMBINATION

Acquisition of Loto Interactive

On June 6, 2017, the Company acquired from Melco LottVentures Holdings Limited an aggregate of 1,278,714,329 shares (the “Sale Shares”) of Loto Interactive (formerly known as MelcoLot Limited), a company listed on the Hong Kong Stock Exchange (Stock Code: 8198), representing approximately 40.65% of Loto Interactive’s existing issued share capital as of the acquisition date. The total consideration paid for the Sale Shares is approximately HK$322.2 million, equivalent to approximately HK$0.252 per Sale Share. The Company’s investment in equity shares of Loto Interactive decreased to 40.48% at the end of 2019 due to exercise of share options granted to directors and employees of Loto Interactive and was further diluted to 33.74% due to private placement of Loto Interactive in October 2020.

On March 31, 2021, the Company completed the subscription for 169,354,839 shares of Loto Interactive, at a price of HK$0.62 per share for a total consideration of HK$105 million (US$13.5 million) in cash (the "Share Subscription"). The Company’s ownership of Loto Interactive thereby increased to 54.2%, and Loto Interactive became a subsidiary of the Company. The Company recorded a gain on previously-held equity interest of RMB36,142 (US$5,598) for the re-measurement of the previously-held equity interest in Loto Interactive at the acquisition date fair value.

4.    BUSINESS COMBINATION (continued)

Acquisition of Loto Interactive (continued)

Concurrently with the completion of the Share Subscription, Loto Interactive has completed its acquisition of the remaining equity interests in its indirectly held subsidiary, Ganzi Changhe Hydropower Consumption Service Co., Ltd. (“Ganzi Changhe Data Center”), for a total consideration of approximately RMB88.2 million (approximately US$13.6 million) in cash.

The following table presents the preliminary calculation of the purchase consideration. The calculation of RMB amount was based on the exchange rate of 1.00 HKD to 0.8452 RMB of the acquisition date on March 31, 2021.

	Amount	Amount
	HKD	RMB
Re-measurement of the fair value of previously-held equity interest	79,280	67,008
Purchase price at acquisition close on March 31, 2021	105,000	88,746
Fair value of non-controlling shareholders	155,715	131,610
Total allocated purchase price	339,995	287,364

The following table presents the purchase price allocation of the assets acquired and the liabilities assumed at the acquisition date.

	Amount	Amount
	HKD	RMB
Current assets	232,103	196,173
Property and equipment, net	201,713	170,488
Other non-current assets	71,728	60,625
Total identifiable assets acquired	505,544	427,286

Current liabilities	163,161	137,904
Non-current liabilities	2,388	2,018
Total liabilities assumed	165,549	139,922

Net identifiable assets acquired	339,995	287,364

On June 18, 2021, the Company completed its unconditional mandatory cash offer, all the shares in issue of Loto Interactive other than those already owned or agreed to be acquired by the Company and its parties acting in concert, pursuant to Rule 26.1 of the Hong Kong Code on Takeovers and Mergers (the “Share Offer”) and its cash offer for the cancellation of all options of Loto Interactive in accordance with Rule 13.5 of the Hong Kong Code on Takeovers and Mergers (the “Option Offer”). Upon closing of such cash offer, the Company acquired a total of 30,642,534 shares with a total consideration of approximately HK$26.2 million (US$3.4 million) under the Share Offer, and a total of 6,800,000 options under the Option Offer, which will be cancelled. The Company’s ownership in Loto Interactive increased to 59.8% accordingly.

Total acquisition costs of RMB5,148 (US$797) were incurred related to the acquisition, which were recognized as an expense and included in general and administrative expenses in the unaudited interim condensed consolidated statements of comprehensive loss.

Since the acquisition date, Loto Interactive contributed revenues of RMB74,466 (HKD89,363) to the Group for the six months ended June 30, 2021 and contributed net loss of RMB9,776 (HKD 11,731) to the Group for the six months ended June 30,2021.

4.    BUSINESS COMBINATION (continued)

Acquisition of Blockchain Alliance Technologies

On April 15, 2021, the Company announced the first closing of its previously announced transactions contemplated by the share exchange agreement, as amended (the “Share Exchange Agreement”), dated February 16, 2021, with Blockchain Alliance Technologies Holding Company (“Blockchain Alliance Holding”). Pursuant to the Share Exchange Agreement, the Company has issued an aggregate of 44,353,435 Class A ordinary shares of par value US$0.00005 per share of the Company to Blockchain Alliance Holding in exchange for the entire outstanding share capital of Blockchain Alliance Technologies held by Blockchain Alliance Holding. In accordance with the Share Exchange Agreement, the entire mining pool business of Bitdeer Technologies Holding Company (“Bitdeer”) operated under BTC.com, including the domain name BTC.com and the cryptocurrency wallet of BTC.com (collectively, the “BTC.com Pool Businesses”) have now been transferred to the Company.

The Company and Blockchain Alliance Holding also agreed that, in the twelve month period from April 1, 2021 to March 31, 2022, if the BTC.com Pool Businesses records net operating profit, the Company shall issue additional Class A ordinary shares to Blockchain Alliance Holding at par value and a maximum of 22,176,718 additional Class A ordinary shares shall be issuable. If the BTC.com Pool Businesses records net operating loss, the Company shall be entitled to repurchase certain Class A ordinary shares held by Blockchain Alliance Holding at par value and a maximum of 4,435,344 Class A ordinary shares shall be subject to such repurchase arrangement.

The following table presents the preliminary calculation of the purchase consideration. The calculation of RMB amount was based on the exchange rate of 1.00 USD to 6.5297 RMB of the acquisition date on April 15, 2021.

	Amount	Amount
	USD	RMB
Fair value of 44,353,435 Class A ordinary shares at acquisition close on April 15, 2021	69,945	456,722
Estimate of post-closing adjustments	15,182	99,137
Total allocated purchase price	85,127	555,859

As of June 30, 2021 the Group recognized RMB99,137 estimate of post-closing adjustments in accrued expenses and other current liabilities.

The following table presents the preliminary purchase price allocation of the assets acquired and the liabilities assumed at the acquisition date.

	Amount	Amount	Amortization Years
	USD	RMB
Current assets	62,239	406,401
Acquired Intangible assets	58,559	382,373	10.0
Other non-current assets	31	202
Total identifiable assets acquired	120,829	788,976

Other current liabilities	62,270	406,603
Total liabilities assumed	62,270	406,603

Net identifiable assets acquired	58,559	382,373
Total Consideration	85,127	555,859
Goodwill	26,568	173,486

4.    BUSINESS COMBINATION (continued)

Acquisition of Blockchain Alliance Technologies (continued)

Goodwill, which is not tax deductible, is primarily attributable to the excess of the consideration over the fair value of the net identifiable assets of the acquiree and is related to synergies expected to be achieved from the acquisition.

Acquired intangible assets consist primarily of brand name, which have estimated weighted average economic lives of 10 years from the date of purchase.

Total acquisition costs of RMB4,957 (US$768) were incurred related to the acquisition, which were recognized as an expense and included in general and administrative expenses in the unaudited interim condensed consolidated statements of comprehensive loss.

Since the acquisition date, BTC.com Pool Businesses contributed revenues of RMB2,729,901 (US$422,808) to the Group for the six months ended June 30, 2021 and contributed net profit of RMB3,396 (US$ 526) to the Group for the six months ended 2021, including the amortization expense of acquired intangible assets of RMB7,966 (US$1,234).

The following unaudited pro forma information summarizes the results of operations of the Group for the year ended December 31, 2020, as if the acquisitions of Loto Interactive and Blockchain Alliance Technologies had been completed on January 1, 2020. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results. The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the year ended
	December 31, 2020	For the six months ended June 30, 2021
	RMB	RMB	USD

Pro forma total revenues	8,981,500	11,288,317	1,748,338
Pro forma net loss	(333,248)	(176,576)	(27,348)
Pro forma net loss attributable to BIT Mining Limited	(317,772)	(166,673)	(25,814)

These amounts have been calculated after applying the Group’s accounting policies.